Related Party Transactions (Tables)	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Advance to a Related Company	Pursuant to the terms of the Tenancy Agreement, the tenancy is subject to an initial term of 2 years with a monthly rental of $0.8.
	March 31,	September 30,
	2024	2023

Advances to a related company	$92	$97
The agreement will not be extended after ended and no transfer of premises ownership at the end of the agreement.
	June 30,	September 30,
	2024	2023
Advances to a related company	$-	$97

Schedule of Long Term Liabilities	Mr. Lim Hooi Beng and Mr. Aw Jeen Rong are the shareholders of the Company and directors of Graphjet.
	March 31,	September 30,
	2024	2023
Lim Hooi Beng	$1,212	$2,226
Aw Jeen Rong	6	6
Payables to directors	$1,218	$2,232
Mr. Lim Hooi Beng and Mr. Aw Jeen Rong are the shareholders of the Company and directors of Graphjet.
	June 30,	September 30,
	2024	2023
Lim Hooi Beng	$1,483	$2,226
Aw Jeen Rong	112	6
Payables to directors	$1,595	$2,232